Schedule of Disclosure of Share-based Compensation Stock Options Exercisable (Details) (USD $)	9 Months Ended	12 Months Ended
	Aug. 31, 2013	Nov. 30, 2012
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Stock Options Exercisable 1	0.0001
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Stock Options Exercisable 2	$ 2,781,905
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Stock Options Exercisable 3	278
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Stock Options Exercisable 4	0.69
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Stock Options Exercisable 5	1,390,953
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Stock Options Exercisable 6	959,757
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Stock Options Exercisable 7	0.79
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Stock Options Exercisable 8	188,504
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Stock Options Exercisable 9	148,918
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Stock Options Exercisable 10	0.85
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Stock Options Exercisable 11	94,240
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Stock Options Exercisable 12	80,104
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Stock Options Exercisable 13	4,455,602
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Stock Options Exercisable 14	1,189,058
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 1		0.0001
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 2		2,086,429
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 3		209
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 4		0.69
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 5		695,476
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 6		479,879
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 7		2,781,905
Stock Based Compensation Schedule Of Information Stock Options Granted To Employees And Directors 8		$ 480,088